CURRENT DEBT FACILITIES	12 Months Ended
Dec. 31, 2021
CURRENT DEBT FACILITIES

13.	CURRENT DEBT FACILITIES

		December 31, 2021	December 31, 2020
		$	$
Unsecured debentures - 2021	(a)	7,143	—
Unsecured debentures - 2020	(b)	—	1,353
Private loan	(c)	—	636
		7,143	1,989

a)	On October 5, 2021, the Company issued C$10,300 in unsecured debentures with a maturity 12 months from the date of issue. The debentures were issued at a discount of 1.5% and include 8% annual interest paid at maturity; the Company incurred borrowing costs of $1,229 and the debt has an effective interest rate of 24%. During the year ended December 31, 2021, the Company incurred $411 in interest expense on this loan, of which $155 is included in accounts payable and accrued liabilities at December 31, 2021.

In connection with the issuance, the Company also issued 412,000 warrants to purchase common shares at an exercise price of C$7.50 per share. The value of these warrants was incorporated in the transaction costs of $1,229 referenced above. The warrants expire 12 months from the date of issue.

b)	On March 20, 2020, the Company issued C$1,750 in unsecured debentures with a maturity 12 months from the date of issue. The debentures were issued at a discount of 2% and include 10% annual interest paid at maturity; the Company incurred borrowing costs of $82 and the debt has an effective interest rate of 16%. During the year ended December 31, 2021, the Company incurred $52 (December 31, 2020 - $164) in interest expense on this loan, of which $nil (December 31, 2020 - $108) is included in accounts payable and accrued liabilities at December 31, 2021. During the year ended December 31, 2021, the Company repaid the debenture.

In connection with the issuance, the Company also issued 350,000 warrants to purchase common shares at an exercise price of C$1.14 per share, the value of these warrants was incorporated in the transaction costs of $82 referenced above. The warrants expire 12 months from the date of issue. All warrants were exercised during the year ended December 31, 2021.

c)	The loan bears annual interest at a rate of 10%. During the year ended December 31, 2021, the Company incurred $14 (December 31, 2020 - $68) in interest expense on this loan, of which $nil (December 31, 2020 - $4) is included in accounts payable and accrued liabilities at December 31, 2021. During the year ended December 31, 2021, the Company repaid the $636 balance of this debt.